Significant accounting policies (Details)	6 Months Ended
Jun. 30, 2023
Buildings | Minimum
Significant accounting policies
Estimated useful lives	10 years
Buildings | Maximum
Significant accounting policies
Estimated useful lives	45 years
Plant and equipment | Minimum
Significant accounting policies
Estimated useful lives	3 years
Plant and equipment | Maximum
Significant accounting policies
Estimated useful lives	30 years
ROU asset | Minimum
Significant accounting policies
Estimated useful lives	2 years
ROU asset | Maximum
Significant accounting policies
Estimated useful lives	30 years